UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08953
Highland Floating Rate Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Floating Rate Fund
Semi-Annual Report
December 31, 2010

Highland Floating Rate Fund
TABLE OF CONTENTS

Fund Profile	1
Financial Statements	2
Investment Portfolio	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	18
Additional Information	28
Important Information About This Report	30
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)
Highland Floating Rate Fund
Objective
The Fund seeks to provide a high level of current income, consistent with preservation of capital.
Net Assets as of December 31, 2010
$372.4 million
Portfolio Data as of December 31, 2010
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its investment portfolio will change over time.
Quality Breakdown as of 12/31/10 (%)*

A	1.1
B	58.7
BB	10.7
BBB	5.3
CC	0.5
CCC	8.7
D	1.0
Not-Rated	14.0
Top 5 Sectors as of 12/31/10 (%)*

Broadcasting	13.7
Healthcare	11.3
Financial	9.8
Service	6.6
Cable/Wireless Video	5.8
Top 10 Holdings as of 12/31/10 (%)*

Young Broadcasting, Inc. (Common Stock)	4.4
Broadstripe, LLC (Senior Loan)	4.4
Life Care Holdings (Senior Loan)	3.9
CCS Medical, Inc. (Senior Loans)	2.8
Texas Competative Electric Holdings Co., Inc. (Senior Loans )	2.2
Travelport, LLC (Senior Loan)	2.0
Univision Communications Inc. (Senior Loan)	1.8
SMG H5 Pty., Ltd. (Foreign Denominated Senior Loans)	1.4
DSW Holdings, Inc. (Senior Loan)	1.3
Metro-Goldwyn-Mayer, Inc., Class A (Common Stock)	1.3

*	Quality is calculated as a percentage of total senior loans and asset-backed securities. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the fund itself. Quality Ratings are subject to change.
Semi-Annual Report | 1

FINANCIAL STATEMENTS

December 31, 2010	Highland Floating Rate Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets	These statements demonstrate how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distributions reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios of the Fund (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2 | Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

December 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 66.0%
AEROSPACE - 1.7%
	Hawker Beechcraft Acquisition Co. LLC
497,481	Series A New Term Loan, 10.50%, 03/26/14	498,849
	TransDigm, Inc.
1,500,000	Term Loan, 5.00%, 12/06/16	1,516,785
	US Airways Group, Inc.
4,619,701	Term Loan, 2.79%, 03/21/14	4,175,055

		6,190,689

BROADCASTING - 5.7%
	ComCorp Broadcasting, Inc.
271,635	Revolving Loan, 9.00%, 10/03/12 (b) (c)	247,134
2,717,483	Term Loan, 9.00%, 04/03/13 (b) (c)	2,472,366
	Cumulus Media, Inc.
4,742,927	Replacement Term Loan, 4.01%, 06/11/14	4,423,965
	Entercom Radio LLC
2,850,000	Term A Loan, 1.43%, 06/29/12	2,774,475
	Univision Communications, Inc.
7,315,457	Extended First-Lien Term Loan, 4.51%, 03/31/17	6,971,411
	Young Broadcasting, Inc.
4,326,520	Term Loan, 8.00%, 06/30/15 (b)	4,348,152

		21,237,503

CABLE/WIRELESS VIDEO - 6.1%
	Broadstripe, LLC
4,591,838	DIP Revolver, 5.05% (c) (d)	4,582,654
44,306,267	First Lien Term Loan, 06/30/11 (c) (e)	17,421,224
1,428,203	Revolver, 06/30/11 (c) (e)	561,569

		22,565,447

CHEMICALS - 1.2%
	W.R. Grace & Co.
1,247,740	5 Year Revolver, 5.25%	2,298,960
1,247,740	Revolving Credit Loan, 5.25%	2,298,960

		4,597,920

CONSUMER DURABLES - 0.9%
	Playpower, Inc.
3,656,182	USD ABR Loan, 06/30/12	3,153,457

CONSUMER NON-DURABLES - 0.6%
	KIK Custom Products, Inc.
350,136	First Lien Canadian Term Loan, 2.56%, 06/02/14	300,532
2,042,458	First Lien U.S. Term Loan, 2.56%, 06/02/14	1,753,103

		2,053,635

DIVERSIFIED MEDIA - 1.2%
	Cengage Learning Acquisitions, Inc.
2,755,924	Term Loan, 2.55%, 07/03/14	2,604,790
	Cydcor, Inc.
1,595,528	First Lien Tranche B Term Loan, 9.00%, 02/05/13	1,546,673
	Endurance Business Media, Inc.
1,523,567	Term Loan, 6.50%, 12/14/14	457,070

		4,608,533

ENERGY - 1.8%
	Big West Oil, LLC
1,048,000	Term Loan, 7.00%, 03/31/16	1,063,720
	Calumet Lubricants Co., LP
250,914	Credit-Linked Letter of Credit, 4.14%, 01/03/15	242,759
1,843,640	Term Loan, 4.29%, 01/03/15 (f)	1,783,722
	Venoco, Inc.
3,666,789	Second Lien Term Loan, 4.31%, 05/07/14	3,530,806

		6,621,007

FINANCIAL - 2.2%
	AGFS Funding Co.
4,000,000	Term Loan, 7.25%, 04/21/15	4,066,840
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.80%, 05/01/13	250,000
	Nuveen Investments, Inc.
1,077,680	Extended First Lien Term Loan, 5.80%, 05/13/17	970,771
922,320	Non-Extended First Lien Term Loan, 3.29%, 11/13/14	883,315
1,500,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	1,628,123
	Online Resources Corp.
432,353	Term Loan, 2.51%, 02/21/12	429,110

		8,228,159

FOOD AND DRUG - 0.5%
	Rite Aid Corp.
1,950,080	Tranche 3 Term Loan, 6.00%, 06/04/14	1,940,729

FOOD/TOBACCO - 3.4%
	DS Waters of America, Inc.
2,713,333	Term Loan, 2.53%, 10/29/12	2,659,067
	DSW Holdings, Inc.
5,500,000	Term Loan, 4.29%, 03/02/12	5,307,500
	OSI Restaurant Partners, LLC
333,285	Pre-Funded RC Term Loan, 2.03%, 06/14/13	319,062
3,449,497	Term Loan, 2.63%, 06/14/14	3,302,290
	WM. Bolthouse Farms, Inc.
1,000,000	Second Lien Term Loan, 9.50%, 08/11/16	1,013,435

		12,601,354

See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
GAMING/LEISURE - 2.5%
	Ginn LA Conduit Lender, Inc.
8,648,045	First Lien Tranche A Credit-Linked Deposit, 06/08/11 (e)	497,263
18,530,803	First Lien Tranche B Term Loan, 06/08/11 (e)	1,065,521
	Las Vegas Sands, LLC
640,448	Delayed Draw I Term Loan, 3.03%, 11/23/16	617,052
3,178,419	Tranche B Term Loan, 3.03%, 11/23/16	3,062,311
	LLV Holdco, LLC
1,086,230	Exit Revolving Loan, 7.39%, 12/31/12 (b) (d) (g)	1,075,368
	Nevada Land Group, LLC
327,020	First Lien Initial Loan, PIK, 40.26%, 11/10/13	328,655
811,251	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	815,308
	Tamarack Resort, LLC
280,618	Term Loan (e)	224,494
	VML US Finance, LLC
632,643	Term B Delayed Draw Project Loan, 4.80%, 05/25/25	633,434
1,095,270	Term B Funded Project Loan, 4.80%, 05/27/13	1,096,640
	WAICCS Las Vegas 3 LLC
5,000,000	Second Lien Term Loan (e)	37,500

		9,453,546

HEALTHCARE - 9.8%
	CCS Medical, Inc.
12,304,471	First Lien Term Loan, 9.00%, 03/31/15 (b)	10,889,456
4,379,173	Second Lien Term Loan, PIK, 11.00%, 03/31/16 (b)	2,769,827
	DaVita, Inc.
1,900,000	Tranche B Term Loan, 4.50%, 10/20/16	1,920,340
	Graceway Pharmaceuticals, LLC
4,856,973	Mezzanine Loan, 10.01% (e)	49,865
	HCA, Inc.
588,225	Tranche A-1 Term Loan, 1.55%, 11/16/12	581,922
3,198,548	Tranche B-1 Term Loan, 2.55%, 11/18/13	3,173,983
	LifeCare Holdings
15,753,466	Term Loan, 4.54%, 08/10/12	15,399,013
	MedAssets, Inc.
1,000,000	Term Loan, 5.25%, 11/16/16	1,006,875
	Rehabcare Group, Inc.
856,667	Term Loan B, 6.00%, 11/24/15	863,092

		36,654,373

HOUSING - 1.2%
	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan (c) (e)	—
	Kyle Acquisition Group LLC
1,142,857	Facility B (e)	102,857
857,143	Facility C, 07/20/11 (e)	77,143
	Las Vegas Land Holdings, LLC
469,205	Term Loan, 5.30%, 03/31/16	373,018
	LBREP/L-Suncal Master I, LLC
4,843,945	First Lien Term Loan (e)	72,659
	November 2005 Land Investors, LLC
1,117,890	First Lien New Term Loan, 03/31/11 (e)	234,757
	Westgate Investments, LLC
19,432,275	Senior Secured Loan, (e)	3,563,923
9,669,572	Third Lien Term Loan 06/30/15 (e)	34,333
	Withers Preserve MB-I
1,694,876	B-Note (c) (e)	97,455

		4,556,145

INFORMATION TECHNOLOGY - 4.9%
	CDW LLC
4,159,163	Extended Term Loan, 5.26%, 07/15/17	4,134,041
	Fifth Third Processing Solutions, LLC
3,400,000	First Lien Term Loan B, 5.50%, 11/03/16	3,434,000
	Freescale Semiconductor, Inc.
2,990,316	Extended Maturity Term Loan, 4.51%, 12/01/16	2,896,240
	Infor Enterprise Solutions Holdings, Inc.
554,974	First Lien Extended Delayed Draw Term Loan, 6.02%, 07/28/15	533,469
1,074,794	First Lien Extended Initial U.S. Term Loan, 6.02%, 07/28/15	1,033,146
	Kronos, Inc.
3,600,000	Second Lien Term Loan, 6.05%, 06/11/15	3,528,900
	RedPrairie Corp.
1,786,500	Term Loan, 6.00%, 03/24/16	1,794,039
	Vertafore, Inc.
995,000	Term Loan, 6.75%, 07/29/16	1,002,099

		18,355,934

MANUFACTURING - 1.5%
	Dana Holdings Corp.
2,386,533	Term Advance, 4.53%, 01/30/15	2,408,608
	Goodman Global, Inc. Initial First Lien Initial
2,992,500	Term Loan, 5.75%, 10/28/16	3,013,552

		5,422,160

METALS/MINERALS - 0.5%
	Euramax International, Inc.
1,040,095	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	1,001,091
985,498	Domestic Term Loan, PIK, 12.00%, 06/29/13	948,542

		1,949,633

RETAIL - 2.8%
	Burlington Coat Factory Warehouse Corp.
3,229,522	Term Loan, 2.53%, 05/28/13	3,185,117
	Guitar Center, Inc.
2,365,378	Term Loan, 3.77%, 10/09/14	2,211,628
4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
RETAIL (continued)
	Gymboree Corp.
2,400,000	Term Loan, 5.50%, 11/23/17 (f)	2,417,064
	Spirit Finance Corp.
2,980,000	Term Loan, 3.29%, 08/01/13	2,670,825

		10,484,634

SERVICE - 6.3%
	Asurion, LLC
5,000,000	Tranche B-2 Incremental Term Loan, 6.75%, 03/31/15	5,024,375
	First Data Corp.
4,779,714	Initial Tranche B-1 Term Loan, 3.01%, 09/24/14	4,428,071
	NES Rentals Holdings, Inc.
901,982	Second Lien Permanent Term Loan, 10.00%, 07/20/13	814,039
	Sabre, Inc.
1,359,283	Initial Term Loan, 2.27%, 09/30/14	1,248,502
	Safety-Kleen Systems, Inc.
639,901	Synthetic Letter of Credit Loan, 3.31%, 08/02/13	607,906
2,943,545	Term Loan B, 3.31%, 08/02/13	2,796,368
	Thermo Fluids (Northwest), Inc.
783,019	Tranche B Term Loan, 5.29%, 06/27/13	700,152
	Travelport, LLC
8,400,000	Tranche S Term Loan, 4.80%, 08/21/15	7,924,896

		23,544,309

TELECOMMUNICATIONS - 4.8%
	Avaya, Inc.
4,186,355	Term B-1 Loan, 3.03%, 10/24/14	3,981,224
	Digicel International Finance, Ltd.
2,300,194	U.S. Term Loan, 2.81%, 03/30/12	2,291,568
	Fairpoint Communications, Inc.
3,947,368	Term Loan B, 03/31/15 (e)	2,828,941
	Getty Images, Inc.
1,050,000	Initial Term Loan, 5.25%, 11/07/16	1,060,369
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.28%, 04/13/15	610,000
	Level 3 Financing, Inc.
2,700,000	Tranche A Term Loan, 2.54%, 03/13/14	2,561,423
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,083,440
	Syniverse Holdings, Inc.
1,400,000	Term Loan, 12/21/17 (f)	1,417,941
	U.S. Telepacific Corp.
1,985,000	Term Loan Advance, 9.25%, 08/17/15	2,007,182

		17,842,088

TRANSPORTATION — AUTOMOTIVE - 3.1%
	Federal-Mogul Corp.
3,282,133	Tranche B Term Loan, 2.21%, 12/29/14	3,096,151
1,674,558	Tranche C Term Loan, 2.20%, 12/28/15	1,579,669
	Ford Motor Co.
3,823,002	Tranche B-1 Term Loan, 3.03%, 12/15/13	3,822,027
	Key Safety Systems, Inc.
3,249,262	First Lien Term Loan, 2.52%, 03/08/14	3,038,060

		11,535,907

TRANSPORTATION — LAND TRANSPORTATION - 0.5%
	SIRVA Worldwide, Inc.
384,174	Revolving Credit Loan (Exit Finance), PIK, 13.00%, 05/12/12 (d)	263,159
2,149,196	Second Lien Term Loan, 12.00%, 05/12/15	859,678
869,843	Term Loan (Exit Finance), PIK, 12.74%, 05/12/12	691,525

		1,814,362

UTILITY - 2.8%
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (c)	970,220
635,879	Second Lien Term Loan, PIK, 12.00%, 06/09/14 (c) (g)	—
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit Loan, 2.30%, 02/22/13	256,327
	Texas Competitive Electric Holdings Co., LLC
496,154	Initial Tranche B-1 Term Loan, 3.76%, 10/10/14	384,805
11,301,413	Initial Tranche B-2 Term Loan, 3.76%, 10/10/14	8,765,094

		10,376,446

	Total US Senior Loans (Cost $363,631,341)	245,787,970

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 15.1%

AUSTRALIA - 1.5% AUD
	SMG H5 Pty., Ltd.
5,622,607	Facility A Term Loan, 7.20%, 12/24/12	5,520,592

AUSTRIA - 0.6% EUR
	Sacher Funding Ltd.
5,936,489	Euro Term Loan, 05/14/14 (e)	2,106,976

CANADA - 1.4% USD
	CCS, Inc.
2,977,021	Term Loan, 3.29%, 11/14/14	2,681,805
	Novelis, Inc.
2,500,000	Term Loan, 5.25%, 12/17/16 (f)	2,535,938

		5,217,743

See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)

GERMANY - 0.0% EUR
	Schieder Mobel Holding, GmbH
360,441	Delayed Draw Term Loan (c) (e)	88,876

IRELAND - 0.4% USD
	SSI Investments II LLC
1,492,500	Term Loan, 6.50%, 05/26/17	1,507,432

SPAIN - 1.9% EUR
	Grupo Gasmedi, S.L.
3,166,667	Second Lien Tranche E Term Loan, 5.84%, 02/11/16	3,441,059
1,409,008	Tranche B Term Loan, 3.59%, 08/11/14	1,776,831
1,409,008	Tranche C Term Loan, 4.09%, 08/11/15	1,776,831

		6,994,721

UNITED KINGDOM - 8.1% GBP
	All3Media Intermediate Ltd.
714,753	Facility B1, 3.12%, 08/31/14	1,007,152
2,585,073	Facility C, 3.62%, 08/31/15	3,642,602
3,000,000	Facility D, 5.49%, 02/29/16	3,640,150
4,306,867	Mezzanine Loan, PIK, 9.75%, 08/31/16	4,551,573
	Henson No. 4 Ltd.
1,378,514	Facility B, 4.34%, 01/24/14	1,812,955
1,378,514	Facility C, 5.09%, 01/26/15	1,823,746
	Highland Acquisitions Ltd.
1,000,000	Facility B, 4.74%, 12/31/14	1,388,212
1,000,000	Facility C, 5.24%, 12/31/15	1,396,041
1,227,417	Mezzanine Facility, PIK, 11.99%, 12/29/16	1,695,911
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.09%, 10/31/12	4,623,578
3,125,000	Facility B, 3.59%, 10/31/13	4,623,578

		30,205,498

UNITED KINGDOM - 0.7% USD
	All3Media Intermediate Ltd.
2,883,246	Facility B1, 2.82%, 08/31/14	2,512,028

UNITED STATES - 0.5% GBP
	Knowledgepoint360 Group, LLC
1,570,018	First Lien U.K. Term Loan, 3.99%, 04/13/14	1,966,486

	Total Foreign Denominated or Domiciled Senior Loans (Cost $75,638,972)	56,120,352

Principal Amount ($)
Asset-Backed Securities (h) (i) - 5.2%
	ABCLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.14%, 04/15/21	1,202,714
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 1.01%, 01/20/21	3,416,274
1,000,000	Series 2007-1A, Class D, 2.64%, 06/15/22	662,107
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.54%, 01/18/21	597,106
1,000,000	Series 2007-2A, Class D, 1.99%, 04/15/21	666,191
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 1.59%, 04/15/21	563,492
1,000,000	Series 2007-15A, Class C, 2.55%, 03/11/21	616,462
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 1.63%, 05/16/19	1,152,385
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.69%, 07/15/21	1,519,644
	Goldman Sachs Asset Management CLO, PLC,
847,661	Series 2007-1A, Class E, 5.29%, 08/01/22	607,250
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 1.76%, 04/17/21	572,659
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.70%, 06/17/21	504,255
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 1.74%, 12/13/20	620,687
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 1.74%, 02/26/21	1,785,465
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 3.80%, 09/20/20	548,586
	Ocean Trails CLO
1,622,089	Series 2007-2A, Class D, 4.79%, 06/27/22	1,038,260
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, 3.89%, 04/18/21	463,258
	Primus CLO, Ltd.
1,889,756	Series 2007-2A, Class E, 5.04%, 07/15/21	1,056,195
6 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund

Principal Amount		Value ($)
US Asset-Backed Securities (continued)
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.64%, 04/27/21	576,616
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.64%, 04/17/21	1,164,971

	Total Asset-Backed Securities (Cost $21,981,684)	19,334,577

Shares
Common Stocks (j) - 8.7%

AEROSPACE - 0.0%
6,946	Delta Air Lines, Inc.	87,519

BROADCASTING - 4.7%
152,363	Communications Corp. of America (b) (c)	—
7,205	Young Broadcasting, Inc. (b)	17,472,125

		17,472,125

CHEMICALS - 0.0%
20,650	Panda Hereford Ethanol, LP (c)	28,910

DIVERSIFIED MEDIA - 0.0%
365	Endurance Business Media, Inc.	36,853

ENERGY - 0.2%
427,210	Value Creation, Inc.	875,781

FINANCIAL - 0.0%
54,336	Sacher Funding Ltd. (c)	—

GAMING/LEISURE - 2.8%
11,036	LLV Holdco, LLC — Series A Membership Interest (b) (c)	4,140,164
193	LLV Holdco, LLC — Series B Membership Interest (b) (c)	632,523
811	LLV Holdco, LLC — Series C Membership Interest (b) (c)	—
1,116	LLV Holdco, LLC — Series D Membership Interest (b) (c)	—
1,247	LLV Holdco, LLC — Series E Membership Interest (b) (c)	—
1,403	LLV Holdco, LLC — Series F Membership Interest (b) (c)	—
1,590	LLV Holdco, LLC — Series G Membership Interest (b) (c)	—
221,737	Metro-Goldwyn-Mayer, Inc.	5,266,254
4	Nevada Land Group, LLC (c)	492,250

		10,531,191

HEALTHCARE - 0.3%
82,441	CCS Medical, Inc. (b)	1,030,513

HOUSING - 0.1%
880,996	Las Vegas Land Holdings, LLC (c)	264,299

METALS/MINERALS - 0.6%
6,158	Euramax International, Inc.	2,001,350

UTILITY - 0.0%
132,930	Entegra TC, LLC	53,172

3,178	GBGH, LLC (c)	—

		53,172

	Total Common Stocks (Cost $151,169,631)	32,381,713

Warrants - 0.0%

BROADCASTING - 0.0%

325,673	Cerberus Bawag Investors (Sacher Warrants), expires 05/14/14 (c)	—
6	Young Broadcasting, Inc., expires 12/24/24 (b)	14,550

	Total Warrants (Cost $12,563)	14,550

Total Investments - 95.0% (Cost of $612,434,191) (k)		353,639,162

Other Assets & Liabilities, Net - 5.0%		18,776,002

Net Assets - 100.0%		$372,415,164

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2010. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	Affiliated issuer. See Note 10.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $31,999,644, or 8.6% of net assets, were fair valued as of December 31, 2010.

(d)	Senior Loan Notes have additional unfunded loan commitments. See Note 9.

(e)	The issuer is, or is danger of being, in default of its payment obligation. Income is not being accrued.

(f)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at December 31, 2010.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2010, these securities amounted to $19,334,577 or 5.2% of net assets.
See accompanying Notes to Financial Statements. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund

(j)	Non-income producing security.

(k)	Cost for U.S. federal income tax purposes is $616,163,203.

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CSF	Credit Suisse First Boston

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind
Forward foreign currency contracts outstanding as of December 31, 2010 were as follows:

			Principal		Net
Contracts			Amount		Unrealized
to Buy or		Counter	Covered by	Expi-	Appreciation/
to Sell	Currency	-party	Contracts	ration	(Depreciation)*

Sell	AUD	CSF	5,298,156	04/15/11	$(218,073)
Sell	EUR	CSF	7,283,009	02/03/11	(114,434)
Sell	GBP	CSF	8,331,763	02/03/11	278,797
Sell	GBP	CSF	13,951,000	05/12/11	728,885

					$675,175

*	The primary risk exposure is foreign exchange contracts. (See Notes 2 and 12).
Foreign Denominated or Domiciled Senior Loans
Industry Concentration Table:
(% of Net Assets)

Broadcasting	4.1%
Financial	3.1%
Retail	2.2%
Healthcare	1.9%
Diversified Media	1.5%
Metals/Minerals	0.7%
Service	0.7%
Telecommunications	0.5%
Information Technology	0.4%

Total	15.1%

8 | See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010 (unaudited)	Highland Floating Rate Fund

	($)

Assets:
Unaffiliated issuers, at value (cost $439,205,689)	308,546,984
Affiliated issuers, at value (Cost $173,228,502) (Note 10)	45,092,178

Total investments, at value (cost $612,434,191)	353,639,162
Cash and foreign currency*	15,807,538
Unrealized appreciation on forward foreign currency contracts	1,007,682
Receivable for:
Investments sold	23,174,929
Dividend and interest receivable	1,242,639
Fund shares sold	119,117
Prepaid litigation fee	194,519
Other assets	109,379

Total assets	395,294,965

Liabilities:
Net discount and unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	312,569
Unrealized depreciation on forward foreign currency contracts	332,507
Payables for:
Fund shares redeemed	914
Distributions	401,504
Investments purchased	20,921,408
Investment advisory fee (Note 4)	221,287
Administration fee (Note 4)	68,088
Trustees’ fees (Note 4)	40,078
Service and distribution fees (Note 4)	209,825
Commitment fee payable (Note 8)	66,313
Accrued expenses and other liabilities	305,308

Total Liabilities	22,879,801

Net Assets	372,415,164

Compositon of Net Assets:
Par value (Note 1)	59,326
Paid-in capital	1,006,497,432
Overdistributed net investment income (Note 3)	(4,993,666)
Accumulated net realized gain/(loss) from investments, unfunded transactions, forward foreign currency contracts and foreign currency transactions	(370,003,312)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward currency contracts and translation of assets and liabilities denominated in foreign currency	(259,144,616)

Net Assets	372,415,164

Class A
Net assets	131,029,354
Shares outstanding (unlimited authorization)	20,864,413
Net asset value per share (Net assets/shares outstanding)	6.28	*
Maximum offering price per share ( 100 / 96.50 of $6.28)	6.51	(b)

Class B
Net assets	9,757,201
Shares outstanding (unlimited authorization)	1,555,918
Net asset value and offering price per share (Net assets/shares outstanding)	6.27	(a)

Class C
Net assets	209,840,104
Shares outstanding (unlimited authorization)	33,434,337
Net asset value and offering price per share (Net assets/shares outstanding)	6.28	(a)

Class Z
Net assets	21,788,505
Shares outstanding (unlimited shares authorized)	3,471,550
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	6.28

*	Foreign currency held at cost is $9,798.

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $100,000 or more, the offering price is reduced.
See accompanying Notes to Financial Statements. | 9

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2010 (unaudited)	Highland Floating Rate Fund

($)

Investment Income:
Interest from unaffiliated issuers	9,074,756
Interest from affiliated issuer (Note 10)	1,221,426

Total investment income	10,296,182

Expenses:
Investment advisory fees (Note 4)	1,419,038
Administration fees (Note 4)	436,627
Accounting service fees	88,881
Distribution fee: (Note 4)
Class A	76,938
Class B	25,142
Class C	725,115
Service fee: (Note 4)
Class A	192,344
Class B	13,968
Class C	302,131
Transfer agent fee	465,308
Trustees’ fees (Note 4)	77,346
Custodian fees	30,177
Registration fees	22,685
Reports to shareholders	139,494
Audit fees	45,824
Legal fees	371,638
Insurance expenses	65,229
Interest expense (Note 8)	28,378
Commitment and upfront fee expenses (Note 8)	170,401
Other expenses	43,439

Net operating expenses	4,740,103

Net expenses	4,740,103

Net investment income	5,556,079

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(47,862,247)
Net realized gain/(loss) on investments from affiliated issuer (Note 9)	(319,806)
Net realized gain/(loss) on unfunded transactions (Note 9)	(5,523)
Net realized gain/(loss) on forward foreign currency contracts(1)	(1,900,780)
Net realized gain/(loss) on foreign currency transactions	919,432
Net change in unrealized appreciation/(depreciation) on investments	53,037,465
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	(45,638)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts(1)	(1,818,812)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(77,770)

Net realized and unrealized gain/(loss) on investments	1,926,321

Net increase in net assets from operations	7,482,400

(1)	The primary risk exposure is foreign exchange contracts (See Notes 2 and 12).
10 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Floating Rate Fund

	Highland Floating Rate Fund
	Six Months
	Ended	Ten Months
	December 31, 2010	Ended	Year Ended
	(unaudited)	June 30, 2010	August 31, 2009
	($)	($)	($)
Increase/(Decrease) in Net Assets:
From Operations
Net investment income	5,556,079	14,343,537	44,072,314
Net realized gain/(loss) on investments, unfunded transactions, forward foreign currency contracts and foreign currency transactions	(49,168,924)	(35,995,800)	(183,107,117)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	51,095,245	69,992,479	(134,600,480)

Net increase/(decrease) in net assets from operations	7,482,400	48,340,216	(273,635,283)

Distributions Declared to Shareholders
From net investment income:
Class A	(2,462,153)	(2,579,408)	(27,054,721)
Class B	(158,790)	(190,494)	(3,171,260)
Class C	(3,243,265)	(3,385,780)	(34,673,576)
Class Z	(526,367)	(576,124)	(6,903,087)
Total distributions from net investment income	(6,390,575)	(6,731,806)	(71,802,644)

From return of capital:
Class A	—	(3,238,704)	—
Class B	—	(238,339)	—
Class C	—	(4,250,376)	—
Class Z	—	(724,313)	—
Total distributions from return of capital	—	(8,451,732)	—

From capital gains:

Total distributions declared to shareholders	(6,390,575)	(15,183,538)	(71,802,644)

Share Transactions
Class A
Subscriptions	2,245,325	12,062,171	38,704,218
Distributions reinvested	1,228,429	2,878,932	14,260,548
Redemptions	(34,052,041)	(86,514,885)	(189,510,081)

Net decrease	(30,578,287)	(71,573,782)	(136,545,315)
Class B
Subscriptions	—	9,134	645,806
Distributions reinvested	158,790	249,330	1,885,709
Redemptions	(2,493,519)	(9,467,416)	(32,757,532)

Net decrease	(2,334,729)	(9,208,952)	(30,226,017)
Class C
Subscriptions	1,082,471	7,513,813	13,569,281
Distributions reinvested	1,551,125	3,706,643	16,182,887
Redemptions	(42,206,998)	(98,109,493)	(156,492,881)

Net decrease	(39,573,402)	(86,889,037)	(126,740,713)
Class Z
Subscriptions	452,086	1,436,979	5,241,711
Distributions reinvested	172,621	412,650	2,194,780
Redemptions	(10,228,031)	(19,243,528)	(51,422,068)

Net decrease	(9,603,324)	(17,393,899)	(43,985,577)

Net decrease from share transactions	(82,089,742)	(185,065,670)	(337,497,622)

Total decrease in net assets	(80,997,917)	(151,908,992)	(682,935,549)
Net Assets
Beginning of period	453,413,081	605,322,073	1,288,257,622

End of period (including overdistributed net investment income of $(4,993,666), $(4,159,170) and $(9,976,234), respectively)	372,415,164	453,413,081	605,322,073
See accompanying Notes to Financial Statements. | 11

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Highland Floating Rate Fund

	Highland Floating Rate Fund
	Six Months
	Ended	Ten Months
	December 31, 2010	Ended	Year Ended
	(unaudited)	June 30, 2010	August 31, 2009
	($)	($)	($)
Change in Shares
Class A
Subscriptions	355,131	1,951,303	6,282,589
Issued for distributions reinvested	194,180	459,691	2,474,019
Redemptions	(5,365,484)	(14,114,976)	(29,534,277)

Net decrease	(4,816,173)	(11,703,982)	(20,777,669)
Class B
Subscriptions	—	1,459	92,142
Issued for distributions reinvested	25,701	39,924	326,260
Redemptions	(394,590)	(1,544,602)	(5,152,450)

Net decrease	(368,889)	(1,503,219)	(4,734,048)
Class C
Subscriptions	170,772	1,204,199	2,292,881
Issued for distributions reinvested	245,466	592,361	2,813,560
Redemptions	(6,643,468)	(15,931,932)	(25,017,909)

Net decrease	(6,227,230)	(14,135,372)	(19,911,468)
Class Z
Subscriptions	71,389	231,702	860,053
Issued for distributions reinvested	27,312	65,943	379,342
Redemptions	(1,607,312)	(3,132,468)	(8,480,241)

Net decrease	(1,508,611)	(2,834,823)	(7,240,846)
12 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2010 (unaudited)	Highland Floating Rate Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	5,556,079

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(248,805,868)
Proceeds from disposition of investment securities	336,502,888
Decrease in dividends and interest receivable	1,522,303
Cash received from litigation claim	98,340
Decrease in prepaid legal fee	100,823
Increase in other assets	(148,580)
Net amortization/(accretion) of premium/(discount)	(20,374)
Effect of exchange rate changes on cash	(1,562,221)
Decrease in payables to related parties	(72,854)
Increase in interest expense	57,597
Net realized gain/(loss) on unfunded transactions	(5,523)

Decrease in accrued expenses and other liabilities	(384,312)

Net cash and foreign currency flow provided by operating activities	92,838,298

Cash Flows Used in Financing Activities
Proceeds from shares sold	3,862,828
Payment of shares redeemed	(88,979,675)
Distributions paid in cash	(3,503,611)

Net cash flow used in financing activities	(88,620,458)

Net increase in cash and foreign currency	4,217,840

Cash and Foreign Currency
Beginning of the period	11,589,698

End of the period	15,807,538

Supplemental disclosure of cash flow information:
Cash paid during the period for interest and commitment fees	141,182

See accompanying Notes to Financial Statements. | 13

FINANCIAL HIGHLIGHTS
Highland Floating Rate Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months
	Ended		Ten Months
	December 31, 2010		Ended		Years Ended August 31,
Class A Shares	(unaudited)		June 30, 2010		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$6.28		$5.91		$8.31	$9.65	$9.95		$9.88	9.80

Income from Investment Operations:
Net investment income(a)	0.09		0.18		0.37	0.63	0.75		0.70	0.49
Net realized and unrealized gain/(loss)(a)	0.01		0.38		(2.19)	(1.36)	(0.29)		0.07	0.08

Total from investment operations	0.10		0.56		(1.82)	(0.73)	0.46		0.77	0.57

Less Distributions Declared to Shareholders:
From net investment income	(0.10)		(0.08)		(0.58)	(0.61)	(0.76)		(0.70)	(0.49)
From return of capital	—		(0.11)		—	—	—		—	—

Total distributions declared to shareholders	(0.10)		(0.19)		(0.58)	(0.61)	(0.76)		(0.70)	(0.49)

Net Asset Value, End of Period	$6.28		$6.28		$5.91	$8.31	$9.65		$9.95	$9.88
Total return(b)	1.92	%(c)	9.54	%(c)	(21.44)%	(7.62)%	4.28	%(d)	8.18%	5.93%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$131,029		$161,222		$221,017	$483,320	$926,800		$732,767	$355,998
Total expenses excluding interest expense	1.84%		1.93%		1.66%	1.42%	1.12%		1.18%	1.23%
Interest expense and commitment fee	0.07%		0.02%		— (e)	0.01%	0.03%		0.04%	0.05%
Waiver/reimbursement	—		—		(0.01)%	(0.01)%	—		(0.01)%	(0.08)%
Net expenses including interest expense(f)	1.91%		1.95%		1.65%	1.42%	1.15%		1.21%	1.20%
Net investment income	2.81%		3.53%		6.14%	6.92%	7.55%		7.08%	5.05%
Portfolio turnover rate	61	%(c)	60	%(c)	27%	24%	86%		64%	75%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or contingent deferred sales charge (“CDSC”). For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2007.

(e)	Rounds to less than 0.01%.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
14 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate
Fund Selected data for a share outstanding throughout each period is as follows:

	Six Months
	Ended		Ten Months
	December 31, 2010		Ended		Years Ended August 31,
Class B Shares	(unaudited)		June 30, 2010		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.27		$5.91		$8.30	$9.64	$9.95	$9.87	$9.80

Income from Investment Operations:
Net investment income(a)	0.08		0.16		0.36	0.59	0.72	0.67	0.46
Net realized and unrealized gain/(loss)(a)	0.01		0.37		(2.19)	(1.35)	(0.31)	0.08	0.06

Total from investment operations	0.09		0.53		(1.83)	(0.76)	0.41	0.75	0.52

Less Distributions Declared to Shareholders:
From net investment income	(0.09)		(0.07)		(0.56)	(0.58)	(0.72)	(0.67)	(0.45)
From return of capital	—		(0.10)		—	—	—	—	—

Total distributions declared to shareholders	(0.09)		(0.17)		(0.56)	(0.58)	(0.72)	(0.67)	(0.45)

Net Asset Value, End of Period	$6.27		$6.27		$5.91	$8.30	$9.64	$9.95	$9.87
Total return(b)	1.75	%(c)	9.06	%(c)	(21.61)%	(8.05)%	4.03%	7.82%	5.46%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$9,757		$12,067		$20,246	$67,784	$123,580	$150,922	$169,780
Total expenses excluding interest expense	2.19%		2.28%		2.01%	1.77%	1.47%	1.53%	1.58%
Interest expense and commitment fee	0.07%		0.02%		— (d)	0.01%	0.03%	0.04%	0.05%
Waiver/reimbursement	—		—		(0.01)%	(0.01)%	—	(0.01)%	(0.08)%
Net expenses including interest expense(e)	2.26%		2.30%		2.00%	1.77%	1.50%	1.56%	1.55%
Net investment income	2.46%		3.18%		5.79%	6.57%	7.20%	6.73%	4.70%
Portfolio turnover rate	61	%(c)	60	%(c)	27%	24%	86%	64%	75%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Rounds to less than 0.01%.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 15

FINANCIAL HIGHLIGHTS
Highland Floating Rate Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months
	Ended		Ten Months
	December 31, 2010		Ended		Years Ended August 31,
Class C Shares	(unaudited)		June 30, 2010		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.27		$5.91		$8.30	$9.64	$9.95	$9.87	$9.80

Income from Investment Operations:
Net investment income(a)	0.07		0.16		0.34	0.58	0.70	0.65	0.45
Net realized and unrealized gain/(loss)(a)	0.02		0.37		(2.18)	(1.35)	(0.30)	0.08	0.06

Total from investment operations	0.09		0.53		(1.84)	(0.77)	0.40	0.73	0.51

Less Distributions Declared to Shareholders:
From net investment income	(0.08)		(0.08)		(0.55)	(0.57)	(0.71)	(0.65)	(0.44)
From return of capital	—		(0.09)		—	—	—	—	—

Total distributions declared to shareholders	(0.08)		(0.17)		(0.55)	(0.57)	(0.71)	(0.65)	(0.44)

Net Asset Value, End of Period	$6.28		$6.27		$5.91	$8.30	$9.64	$9.95	$9.87
Total return(b)	1.67	%(c)	8.92	%(c)	(21.73)%	(8.19)%	3.87%	7.65%	5.30%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$209,840		$248,873		$317,889	$612,137	$931,623	$627,964	$366,841
Total expenses excluding interest expense	2.34%		2.43%		2.16%	1.92%	1.62%	1.68%	1.73%
Interest expense and commitment fee	0.07%		0.02%		— (d)	0.01%	0.03%	0.04%	0.05%
Waiver/reimbursement	—		—		(0.01)%	(0.01)%	—	(0.01)%	(0.08)%
Net expenses including interest expense(e)	2.41%		2.45%		2.15%	1.92%	1.65%	1.71%	1.70%
Net investment income	2.31%		3.03%		5.64%	6.42%	7.05%	6.58%	4.55%
Portfolio turnover rate	61	%(c)	60	%(c)	27%	24%	86%	64%	75%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Rounds to less than 0.01%.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
16 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months
	Ended		Ten Months
	December 31, 2010		Ended		Years Ended August 31,
Class Z Shares	(unaudited)		June 30, 2010		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.28		$5.91		$8.30	$9.64	$9.95	$9.87	$9.80

Income from Investment Operations:
Net investment income(a)	0.10		0.20		0.40	0.66	0.79	0.74	0.53
Net realized and unrealized gain/(loss)(a)	0.01		0.38		(2.19)	(1.36)	(0.31)	0.08	0.06

Total from investment operations	0.11		0.58		(1.79)	(0.70)	0.48	0.82	0.59

Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.09)		(0.60)	(0.64)	(0.79)	(0.74)	(0.52)
From return of capital	—		(0.12)		—	—	—	—	—

Total distributions declared to shareholders	(0.11)		(0.21)		(0.60)	(0.64)	(0.79)	(0.74)	(0.52)

Net Asset Value, End of Period	$6.28		$6.28		$5.91	$8.30	$9.64	$9.95	$9.87
Total return(b)	2.10	%(c)	9.84	% (c)	(21.06)%	(7.40)%	4.75%	8.57%	6.20%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$21,789		$31,251		$46,170	$125,017	$346,195	$225,284	$192,482
Total expenses excluding interest expense	1.49%		1.58%		1.31%	1.07%	0.77%	0.83%	0.88%
Interest expense and commitment fee	0.07%		0.02%		— (d)	0.01%	0.03%	0.04%	0.05%
Waiver/reimbursement	—		—		(0.01)%	(0.01)%	—	(0.01)%	(0.08)%
Net expenses including interest expense(e)	1.56%		1.60%		1.30%	1.07%	0.80%	0.86%	0.85%
Net investment income	3.16%		3.88%		6.49%	7.27%	7.90%	7.43%	5.40%
Portfolio turnover rate	61	%(c)	60	% (c)	27%	24%	86%	64%	75%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Rounds to less than 0.01%.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 17

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2010	Highland Floating Rate Fund
Note 1. Organization
Highland Floating Rate Fund (the “Fund”) is a Delaware statutory trust that is successor in interest to a Massachusetts business trust of the same name and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company. On March 22, 2010, the Board of Trustees approved a change in the Funds’ fiscal year end from August 31 to June 30.
Investment Objective
The Fund seeks a high level of current income, consistent with preservation of capital.
Fund Shares
The Fund may issue an unlimited number of shares with par value $0.001 per share and continuously offers three classes of shares: Class A, Class C and Class Z. The Fund has discontinued selling Class B Shares to new and existing investors, although existing investors may still reinvest distributions in Class B Shares. Class A shares are sold with a front-end sales charge. Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). Class Z shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class-specific expenses, which include distribution fees and service fees.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s shares is calculated daily in accordance with procedures approved by the Board of Trustees of the Fund (the “Board” or “Trustees”). The NAV per share of each class of the Fund’s shares is calculated by dividing the value of the Fund’s net assets attributable to each class of shares by the total number of shares of the class outstanding.
Valuation of Investments
In computing the Fund’s net assets, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations, will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, or for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus
18 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund
accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
As of December 31, 2010, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of December 31, 2010 is as follows:
Semi-Annual Report | 19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investments	December 31, 2010	Price	Input	Input
Common Stocks
Aerospace	$87,519	$87,519	$—	$—
Broadcasting	17,472,125	—	—	17,472,125
Chemicals	28,910	—	—	28,910
Diversified Media	36,853	—	—	36,853
Energy	875,781	—	—	875,781
Gaming/Leisure	10,531,191	—	—	10,531,191
Healthcare	1,030,513	—	—	1,030,513
Housing	264,299	—	—	264,299
Metals/Minerals	2,001,350	—	—	2,001,350
Utility	53,172	—	—	53,172
Warrants	14,550		—	14,550
Debt
Senior Loans	301,908,322	—	168,535,600	133,372,722
Asset-Backed Securities	19,334,577	—	—	19,334,577
Other Financial Instruments*
Forward foreign exchange contracts	1,007,682	—	1,007,682	—

Total Assets	354,646,844	87,519	169,543,282	185,016,043

Liabilities
Other Financial Instruments*
Forward foreign exchange contracts	(332,507)	—	(332,507)	—

Total Liabilities	(332,507)	—	(332,507)	—

Total	$354,314,337	$87,519	$169,210,775	$185,016,043

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were classified as Level 3 as of December 31, 2010.
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the period ended December 31, 2010.

			Net
			Amortization	Net	Net		Balance
Assets at Fair Value	Balance as of	Transfers	(Accretion) of	Realized	Unrealized	Net	as of
Using Unobservable	June 30,	in/(out)	Premium/	Gains/	Gains/	Purchase/	December 31,
Inputs Level 3	2010	of Level 3	(Discount)	(Losses)	(Losses)	(Sales)	2010
Common Stocks
Broadcasting	$14,581,479	$—	$—	$—	$2,890,646	$—	$17,472,125
Chemicals	309,750	—	—	(71,043)	2,953	(212,750)	28,910
Diversified Media	—	—	—	—	(2,742,554)	2,779,407	36,853
Energy	854,420	—	—	—	21,361	—	875,781
Gaming/Leisure	1,089,655	—	—	—	(114,909,956)	124,351,492	10,531,191
Healthcare	—	2,184,687	—	—	(1,154,174)	—	1,030,513
Housing	—	308,349	—	—	(44,050)	—	264,299
Metals/Minerals	1,069,090	—	—	—	932,260	—	2,001,350
Transportation — Land Transportation	188,098	—	—	(438,670)	476,652	(226,080)	—
Utility	59,819	—	—	—	(6,647)	—	53,172
Warrants	—	—	—	—	—	—	—
Broadcasting	12,143	—	—	—	2,407	—	14,550
Debt	—	—	—	—	—	—	—
Senior Loans	123,501,784	46,500,231	45,347	(14,835,712)	109,790,886	(131,629,814)	133,372,722
Asset-Backed Securities	15,511,479	—	—	—	—	3,823,098	19,334,577
Claims	49,047	—	—	(26,848,781)	26,876,127	(76,393)	—

Total	$157,226,764	$48,993,267	$45,347	$(42,194,206)	$22,135,911	$(1,191,040)	$185,016,043

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
20 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund
The net unrealized gains shown in the table above relate to investments that were held at December 31, 2010. The Fund presents these unrealized gains on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended December 31, 2010, a net amount of $48,993,267 was transferred to Level 3 from Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Security Transactions
Security transactions are accounted for on the trade date. Costs and gains/(losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund may enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. During the six months ended December 31, 2010, the open values of forward foreign currency contracts were AUD 5,298,156, EUR 7,283,009 and GBP 22,282,763 and the closed values were EUR 12,320,000 and GBP 27,768,600.
Income Recognition
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Dividend income is recorded on the ex-dividend date.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the NAV of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
Semi-Annual Report | 21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund
Cash and Cash Equivalents
The Fund considers liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the statement of assets and liabilities. At December 31, 2010, the Fund had $9,466 of cash and cash equivalents denominated in foreign currencies, with a cost of $9,798.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences are primarily attributable to reclassification of foreign currency transactions.
Reclassifications are made to the Fund’s capital accounts at fiscal year end for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the period ended June 30, 2010 and the years ended August 31, 2009 and August 31, 2008, were as follows:

Distributions paid from:	2010	2009	2008

Ordinary Income *	$6,731,806	$71,802,644	$114,377,646

Return of capital	8,451,732	—	—

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.
As of June 30, 2010, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed		Accumulated
Ordinary	Long-Term	Net Unrealized	Capital and
Income	Capital Gains	Depreciation*	Other Losses

$—	$—	$(312,350,287)	$(319,115,878)

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and premium amortization adjustments.
The accumulated capital losses to offset future gains (capital loss carryforwards) for the Fund are $11,586,151, $90,545,344 and $203,932,074 which will expire on June 30, 2016, June 30, 2017 and June 30, 2018, respectively. For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a period up to eight years to the extent allowed by the Internal Revenue Code.
Unrealized appreciation and depreciation at December 31, 2010, based on the cost of investments for U.S. federal income tax purposes was:

Gross unrealized appreciation	$10,903,265
Gross unrealized depreciation	(273,427,306)

Net unrealized depreciation	$(262,524,041)

Note 4. Advisory, Administration, Service and Distribution and Trustee Fees
Investment Advisory Fee
The Investment Adviser receives from the Fund a monthly advisory fee, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate

First $1 billion	0.65%

Next $1 billion	0.60%

Over $2 billion	0.55%
For the period ended December 31, 2010, the Fund’s effective investment advisory fee rate was 0.65%.
Administration Fees
The Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives an annual fee, payable monthly, in an amount equal to 0.20% of the Fund’s average daily net assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc. The Investment Adviser pays BNY Mellon directly for these sub-administration services.
22 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund
Service and Distribution Fees
BNY Mellon Distributors Inc. (the “Underwriter”), formerly known as PFPC Distributors, Inc., serves as the principal underwriter and distributor of the Fund’s shares. The Underwriter receives the front end sales charge imposed on the sale of Class A Shares and the CDSC imposed on certain redemptions of Class A, Class B and Class C Shares. For the six months ended December 31, 2010, the Underwriter received $179 of front-end sales charges on Class A Shares and received $766, $10 and $1,339 of CDSC on Class A, Class B and Class C Share redemptions, respectively.
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which requires the payment of a monthly service fee to the Underwriter at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended December 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $246,854,059 and $342,811,802 respectively.
Note 6. Periodic Repurchase Offers
The Fund has adopted a policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Fund’s NAV (“Repurchase Offers”). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September and December. It is anticipated that normally the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline.
For the six months ended December 31, 2010, there were two Repurchase Offers. In the September 2010 and December 2010 Repurchase Offers, the Fund offered to repurchase 7.0% and 9.0%, respectively, of its outstanding shares. In the September 2010 and December 2010 Repurchase Offers, 9.0% and 11.0%, respectively, of shares outstanding were repurchased. In connection with each Repurchase Offer, the Fund repurchased an additional 2.0% of the shares outstanding on the Repurchase Request Deadline to accommodate the shareholder repurchase requests.
Note 7. Senior Loan Participation Commitments
The Fund invests, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly.
As such, the Fund assumes the credit risk of the Borrowers, as well as of the selling participants or other persons interpositioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by a number of factors, including economic developments in a specific industry.
At December 31, 2010, there were no senior loan participation commitments.
Semi-Annual Report | 23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund
Note 8. Credit Agreement
On February 26, 2010, the Fund entered into a $35,000,000 unsecured credit agreement with PNC Bank (the “Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. Interest on any borrowings is charged to the Fund at a rate equal to the Federal Funds Effective Rate plus 2.50%. Concurrent with entering into the Credit Agreement, the Fund agreed to pay a $87,500 upfront fee. This fee is amortized over the remaining term of the Credit Agreement and $44,109 of upfront fee is included in commitment and up front fee expense on the Statement of Operations. Also, the Fund has agreed to pay a commitment fee of 0.75% on any undrawn amounts, which amounts to $126,292 for the period, and which is also included in commitment and up front fee expense on the Statement of Operations.
For the six months period ended December 31, 2010, the average daily loan balance outstanding for the 22 days where borrowing existed was $17,181,818 at a weighted average interest rate of 2.70%.
Interest expense of $28,378 was paid for use of the line of credit and is included in the Statement of Operations.
Note 9. Unfunded Loan Commitments
As of December 31, 2010, the Fund had unfunded loan commitments of $4,950,834, which could be extended at the option of the borrower, as detailed below:

Unfunded
Loan
Borrower	Commitment
Broadstripe, LLC	$2,214,647
LLV Holdco, LLC	1,815,602
SIRVA Worldwide, Inc.	920,585

$4,950,834

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of December 31, 2010, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $312,569. The net change in unrealized depreciation on unfunded transactions of $45,638 is recorded in the Statement of Operations.
Note 10. Affiliated Issuers and Transactions
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies as of December 31, 2010:

	Par Value at	Shares at	Market Value
	December 31,	December 31,	June 30,	December 31,
	2010	2010	2010	2010
CCS Medical, Inc. (Senior Loans)	$16,683,644	—	$14,891,057	$13,659,283
CCS Medical, Inc. (Common Stock)	—	82,441	2,184,687	1,030,513
ComCorp Broadcasting, Inc. (Senior Loans)*	2,989,118	—	2,557,191	2,719,500
Communications Corp of America (Common Stock)	—	152,363	—	—
LLV Holdco, LLC (Senior Loans)	1,086,230	—	—	1,075,368
LLV Holdco, LLC (Common Stock)	—	17,396	—	4,772,687
Young Broadcasting, Inc. (Senior Loans)	4,326,520	—	4,329,813	4,348,152
Young Broadcasting, Inc. (Common Stocks)	—	7,205	14,581,479	17,472,125
Young Broadcasting, Inc. (Warrants)	—	6	12,143	14,550

	$25,085,512	259,411	$38,556,370	45,092,178

*	Company is a wholly owned subsidiary of Communications Corp. of America.
The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Fund. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the six months ended December 31, 2010, there were no security transactions with affiliated funds.
Note 11. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers and certain counterparties. The Fund’s maximum exposure under these arrangements is unknown. The Board has approved the advancement of certain expenses to a service provider in connection with pending litigation subject to appropriate documentation and safeguards. These expenses are recorded in the Statement of Assets and Liabilities and the Statement of Operations.
24 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund
Note 12. Disclosure of Significant Risks and Contingencies
Non-Diversification and Industry Concentration Risk
The Fund may focus its investments in instruments of only a few issuers. Additionally, the Fund will concentrate its investments in the financial services industry. The concentration of the Fund’s portfolio in a limited number of issuers would subject the Fund to a greater degree of risk with respect to defaults by such issuers, and the concentration of the portfolio in the financial services industry subjects the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the NAV of the Fund.
Credit Risk
The Fund may invest all or substantially all of its assets in Senior Loans or other securities that are rated below investment grade and unrated Senior Loans of comparable quality. Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high yield Senior Loans may result in greater NAV fluctuation than if the Fund did not make such investments.
Currency Risk
A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Non-U.S. Securities Risk
Investment in securities of non-U.S. issuers may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers. These risks may include: (i) non-U.S. issuers may be subject to less rigorous disclosure, accounting standards and regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volatile and the Adviser may not be able to sell the Fund’s investments at times, in amounts and at prices it considers reasonable; and (iii) the economies of non-U.S. issuers may grow at slower rates than expected or may experience more severe downturns or recessions. Additionally, certain investments in non-U.S. issuers also may be subject to foreign withholding or other taxes on dividends, interest or capital gain.
Forward Currency Contracts Risk
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts, the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee the forwards against default.
Derivatives Risk
Derivative transactions in which the Fund may engage for hedging and speculative purposes or to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can
Semi-Annual Report | 25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund
realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The successful use of derivative transactions depends on the Adviser’s ability to predict correctly the direction and extent of movements in interest rates.
Counterparty Credit Risk
Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Note 13. Legal Matters
Matters Relating to the Fund’s Investment in TOUSA, Inc. The Fund is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff ”), which are home building companies to which the Lenders loaned money through different lending facilities. An amended complaint was filed on October 17, 2008. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders. Plaintiff seeks to void the transfers and other equitable relief. The Fund and other Funds and accounts managed by the Investment Adviser, and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The Fund, as a Term Loan Lender, moved to dismiss the amended complaint. The Court denied the motion to dismiss on December 4, 2008. The Fund and the other Lenders filed a motion for leave to appeal the dismissal, which was denied on February 23, 2009. Plaintiff thereafter filed a Second Amended Complaint and a Third Amended Complaint. The Fund filed two answers to the Third Amended Complaint in its capacity as a Term Loan Lender. The case went to trial, which concluded in August 2009.
On October 13, 2009, the court ruled for the Plaintiff in the action and ordered the defendants to return the proceeds received from the pay off of the term loan at par on July 31, 2007. The proceeds received by the Fund totaled $4,000,000. Additionally, the court ordered the defendants to pay simple interest on the amount returned at an annual rate of 9%.
In November 2009, the Fund and other defendants filed an appeal to the decision. On December 22, 2009, the Fund posted $5,310,479 with the Court. This amount is recorded in the Statement of Assets and Liabilities and the Statement of Operations. The appellate hearing took place on October 22, 2010.
Matters Relating to the Fund’s Investment in Broadstripe, LLC. The Fund, the Adviser, other accounts managed by the Adviser, and an unaffiliated investment manager are defendants in a lawsuit filed in Delaware Superior Court on November 17, 2008 (and subsequently amended to include the Trust as a party) by WaveDivision Holdings, LLC and an affiliate, alleging causes of action stemming from the plaintiffs’ 2006 agreements with Millennium Digital Media Systems, LLC (“Millennium”) (now known as Broadstripe, LLC), pursuant to which Millennium had agreed, subject to certain conditions, to sell certain cable television systems to the plaintiffs. During the relevant period, the Fund and other defendants managed by the Adviser held debt obligations of Millennium. As of August 31, 2009, the Fund attributed total value to the Fund’s investment in the Millennium revolving credit agreement and term loan, each of which is secured by a first lien, of an aggregate of approximately $44.5 million. The complaint alleges that the Adviser and an unaffiliated investment manager caused Millennium to terminate the contracts to sell the cable systems to the plaintiffs. The amended complaint seeks compensatory and punitive damages in an unspecified amount to be presented at trial, thus, the Fund cannot predict the amount of a judgment, if any. The Fund and other accounts managed by the Adviser have filed a motion to dismiss the lawsuit. The Adviser and the Fund intend to continue to defend this action vigorously.
In addition, the Fund and other funds managed by the Adviser that held certain debt issued by Millennium are defendants in a complaint filed on May 8, 2009 by the official committee of unsecured creditors of Millennium and its affiliated debtors (collectively, the “Debtors”) in the United States Bankruptcy Court for the District of Delaware. The complaint alleges various causes of action against the Fund, the Adviser and certain other funds managed by the Adviser and seeks various relief, including recharacterization and
26 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2010	Highland Floating Rate Fund
equitable subordination of the debt held by the Fund and the other funds and recovery of certain payments made by the Debtors to the Fund and the other funds. The Fund and other defendants managed by the Adviser have filed a motion for summary judgment on all of the claims in the complaint. The Adviser and the Fund intend to continue to defend this action vigorously. The Fund believes that the resolution of the matters described in this subsection are unlikely to have a material adverse effect on the Fund. If the Debtors were to succeed in their causes of action, all or a portion of the Fund’s investment in Millennium may not be recoverable.
Note 14. Subsequent Event
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.
Semi-Annual Report | 27

ADDITIONAL INFORMATION (unaudited)

December 31, 2010	Highland Floating Rate Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Approval of Investment Advisory Agreement
The Fund has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Advisory Agreement”), which has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”).
Following an initial term of two years, the Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.
The Board of Trustees, including the Independent Trustees, approved the Advisory Agreement at a meeting held on December 9-10, 2010. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser written and oral information including: (i) information confirming the financial soundness of the Investment Adviser and on the general profitability of the Advisory Agreement; (ii) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (iii) information on the internal compliance procedures of the Investment Adviser; (iv) information showing how the Fund’s fees and expected operating expenses compare to those of (a) other registered and private investment funds that follow investment strategies and objectives similar to those of the Fund and having a similar asset size, and (b) other private and registered pooled investment vehicles or accounts managed by the Investment Adviser, as well as performance of such vehicles and accounts; (v) information comparing the services provided to the Fund by the Investment Adviser versus those provided to the Investment Adviser’s other institutional and hedge fund clients; (vi) information regarding brokerage and portfolio transactions; and (vii) information on any legal proceedings or regulatory audits or investigations affecting the Fund, the Investment Adviser or its affiliates. The Trustees reviewed the detailed information provided by the Investment Adviser and other relevant information and factors with independent legal counsel.
The Trustees’ conclusion as to the continuation of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Fund are the result of review and discussion between the Independent Trustees and the Investment Adviser since the Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
The Nature, Extent, and Quality of the services Provided by the Investment Adviser
The Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s
28 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2010	Highland Floating Rate Fund
portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Fund
The Trustees reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. The Trustees discussed relative performance and contrasted the performance of the Fund versus that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund and the Credit Suisse Leveraged Loan Index. After reviewing these and related factors, the Trustees concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
The Costs of the Services to be Provided by the Investment Adviser and the Profits Realized by the Investment Adviser and its Affiliates from the Relationship with the Fund
The Trustees also gave substantial consideration to the fees payable under the Advisory Agreement, including: (i) the annual fee as a portion of the Fund’s average daily net assets; (ii) the expenses the Investment Adviser incurs in providing advisory services; (iii) the profitability to the Investment Adviser of the Fund as compared to the profitability of Offshore Partners; and (iv) a comparison of the fees payable to the Investment Adviser under the Advisory Agreement to fees payable to (a) other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Fund and (b) the Investment Adviser by Highland Offshore Partners, a private pooled investment vehicle managed by the Investment Adviser, in comparison to the fees payable by the Fund. After reviewing these and related factors, the Trustees determined that the fees payable to the Investment Adviser under the Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to the Fund.
The Extent to which Economies of Scale would be Realized as the Fund Grows and Whether Fee Levels Reflect these Economies of Scale for the Benefit of Shareholders
The Trustees considered the asset level of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure of the Fund, with current breakpoints, is reasonable and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Adviser.
Following a further discussion of the factors deemed material, including those described above, and the merits of the Advisory Agreement and its various provisions, the Trustees, including all of the Independent Trustees, determined that the Advisory Agreement, including the advisory fee paid to the Investment Adviser under the Advisory Agreement, is fair and reasonable to the Fund and approved the continuation, for a period of one year commencing December 31, 2010, of the Advisory Agreement.
Semi-Annual Report | 29

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02860
Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406
Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
This report has been prepared for shareholders of Highland Floating Rate Fund.
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.
The Statement of Additional Information includes additional information about Fund Trustees and is available upon request without charge by calling 1-877-665-1287.
30 | Semi-Annual Report

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Highland Floating Rate Fund	Semi-Annual Report, December 31, 2010

www.highlandfunds.com	HLC-FRF-SEMI-12/10

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members
          The Fund’s portfolio manager, who is primarily responsible for the day-to-day management of the Fund’s portfolio, is Greg Stuecheli.
Greg Stuecheli — Mr. Stuecheli is a Senior Portfolio Manager at Highland. Prior to his current duties, Mr. Stuecheli was a Portfolio Manager for Highland covering distressed and special situation credit and equity investments. Prior to joining Highland in June 2002, Mr. Stuecheli served as an analyst for Gryphon Management Partners, LP from 2000 to 2002, where his primary responsibilities included researching long and short investment ideas. In 1999, Mr. Stuecheli was a Summer Associate at Hicks, Muse, Tate & Furst, and from 1995 to 1998, Mr. Stuecheli worked as a chemical engineer at Jacobs Engineering Group and Cytec Industries. Mr. Stuecheli received an MBA from Southern Methodist University and a BS in Chemical Engineering from Rensselaer Polytechnic Institute. He has earned the right to use the Chartered Financial Analyst designation.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest
          Other Accounts Managed by Portfolio Manager(s) or Management Team Member
          The following table provides information about funds and accounts, other than the Fund, for which the Fund’s portfolio manager is primarily responsible for the day-to-day portfolio management as of December 31, 2010.
Greg Stuecheli

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	3	1,227	—	—
Other Pooled Investment Vehicles:	—	—	—	—
Other Accounts:	—	—	—	—
          Potential Conflicts of Interests
          Highland and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.
          The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.
          The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.
          While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
          Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the pre-tax relative performance of a portfolio manager’s underlying account, the pre-tax combined performance of the portfolio managers’ underlying accounts, and the pre-tax relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland, such as its “Short-Term Incentive Plan” and its “Long-Term Incentive Plan,” described below.
          Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Highland, which may include the amount of assets supervised and other management roles within Highland. Base compensation is determined by taking into account current industry norms and market data to ensure that Highland pays a competitive base compensation.

          Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market, as well as participation in incentive plans, including one or more of the following:
Short-Term Incentive Plan. The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Highland in order to promote the success of Highland.
Long Term Incentive Plan. The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Highland.
          Because each person’s compensation is based on his or her individual performance, Highland does not have a typical percentage split among base salary, bonus and other compensation. Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Highland.
(a)(4) Disclosure of Securities Ownership
          The following table sets forth the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of December 31, 2010.

Dollar Ranges of Equity Securities Beneficially Owned by
Name of Portfolio Manager	Portfolio Manager
Greg Stuecheli	$1-$10,000
(b) Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Highland Floating Rate Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 3/9/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 3/9/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)
Date 3/9/11

*	Print the name and title of each signing officer under his or her signature.